[NMT MEDICAL, INC. LETTERHEAD]

March 23, 2005

VIA ELECTRONIC SUBMISSION

Securities and Exchange Commission

450 Fifth Street, N.W.

Judiciary Plaza

Washington, D.C. 20549

Re:	NMT Medical, Inc.

Commission File No. 000-21001

Annual Report on Form 10-K

Ladies and Gentlemen:

Transmitted herewith for filing under the reporting requirements of the Securities Exchange Act of 1934, as amended, is the Annual Report on Form 10-K of NMT Medical, Inc. (the “Company”) for the fiscal year ended December 31, 2004, complete with exhibits.

The Company’s financial statements filed as part of the Form 10-K do not reflect a change from the preceding year in any accounting principles or practices or in the method of applying any such principles or practices.

Please call the undersigned if you have any questions regarding this matter.

Very truly yours,

/S/ RICHARD E. DAVIS
Richard E. Davis Vice President and Chief Financial Officer

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